Stockholders' Equity (Details) (USD $)	0 Months Ended				0 Months Ended			0 Months Ended
	Dec. 23, 2013 Common Class A [Member]	Jun. 13, 2013 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Jun. 05, 2013 IPO [Member]	Jun. 05, 2013 IPO [Member] Common Class A [Member]	Jun. 13, 2013 IPO [Member] Common Class A [Member]	Dec. 31, 2013 Parent Company [Member] Common Class B [Member]	Jun. 05, 2013 RCAP Holdings, LLC [Member] Common Class B [Member]
Class of Stock [Line Items]
Issuance of common stock, shares					2,500,000
Percentage of Economic Rights Held by Public			100.00%
Common Stock, Dividends, Per Share, Declared, Per Annum		$ 0.72
Common Stock, Dividends, Per Share, Declared Annual Percent		3.60%
Share price per share issued				$ 20.00		$ 20.00
Common Stock, Dividends, Per Share, Declared	$ 0.18	$ 0.18
Shares Held by Affiliated Entity							24,000,000
Number of Votes Per Share							4
Unclassified Shares Received								100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			250,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Threshold in Shares			250,000
Share-based Payment Award, Number of Shares Authorized, Threshold as Percentage of Shares Issued and Outstanding			10.00%